DEPOSITS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Noninterest-bearing transaction	$ 515,110	$ 541,546	$ 290,867
Interest-bearing transaction	749,119	704,326	475,757
Savings	62,462	56,715	42,731
Time deposits, $250,000 and under	189,172	224,556	293,707
Time deposits, over $250,000	25,976	29,308	36,599
Total deposits	$ 1,541,839	$ 1,556,451	$ 1,139,661